Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Pensions and Other Post-Employment Benefits
Schedule of defined benefit plans

	2019				2018
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States	(18 657)	20 906	(975)	1 274	(18 346)	19 616	(573)	697
Germany	(2 808)	1 232	–	(1 576)	(2 650)	1 145	–	(1 505)
United Kingdom	(1 147)	1 612	–	465	(1 122)	1 459	–	337
Other	(2 051)	2 430	(55)	324	(1 837)	2 259	(54)	368
Total	(24 663)	26 180	(1 030)	487	(23 955)	24 479	(627)	(103)

Schedule of movements in the defined benefit obligation

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(15 962)	(2 384)	(5 609)	(23 955)	(17 096)	(2 518)	(5 883)	(25 497)
Current service cost	(66)	–	(87)	(153)	(70)	–	(93)	(163)
Interest expense	(553)	(79)	(121)	(753)	(540)	(79)	(106)	(725)
Past service cost	(46)	167	19	140	(44)	–	(8)	(52)
Settlements	–	–	149	149	–	–	(1)	(1)
Total	(665)	88	(40)	(617)	(654)	(79)	(208)	(941)
Remeasurements:
Gain/(loss) from change in demographic assumptions	759	49	5	813	36	23	21	80
(Loss)/gain from change in financial assumptions	(1 677)	(231)	(483)	(2 391)	938	155	205	1 298
Experience gain/(loss)	37	39	(5)	71	56	(10)	33	79
Total	(881)	(143)	(483)	(1 507)	1 030	168	259	1 457
Translation differences	(335)	(53)	(92)	(480)	(717)	(105)	15	(807)
Contributions from plan participants	–	(105)	(25)	(130)	–	(115)	(23)	(138)
Benefits paid	1 511	284	242	2 037	1 475	278	235	1 988
Other	–	(12)	1	(11)	–	(13)	(4)	(16)
Total	1 176	114	126	1 416	758	45	223	1 026
As of December 31	(16 332)	(2 325)	(6 006)	(24 663)	(15 962)	(2 384)	(5 609)	(23 955)

Present value of obligations includes EUR 17 782 million (EUR 17 593 million in 2018) of wholly funded obligations, EUR 5 660 million (EUR 5 162 million in 2018) of partly funded obligations and EUR 1 221 million (EUR 1 200 million in 2018) of unfunded obligations.

The movements in the fair value of plan assets for the years ended December 31:

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	19 219	397	4 863	24 479	19 967	532	5 036	25 535
Interest income	674	11	108	793	635	15	95	745
Administrative expenses and interest on asset ceiling	(18)	–	(7)	(25)	(17)	–	(1)	(18)
Settlements	–	–	(158)	(158)	–	–	(3)	(3)
Total	656	11	(57)	610	618	15	91	724
Remeasurements:
Return on plan assets, excluding amounts included in interest income	1 834	43	414	2 291	(775)	(25)	(187)	(987)
Total	1 834	43	414	2 291	(775)	(25)	(187)	(987)
Translation differences	386	9	111	506	868	19	(21)	866
Contributions:
Employers	27	14	57	98	26	6	65	97
Plan participants	–	105	25	130	–	115	23	138
Benefits paid	(1 511)	(284)	(139)	(1 934)	(1 475)	(278)	(145)	(1 898)
Section 420 Transfer(1)	(169)	169	–	–	(13)	13	–	–
Other	1	–	(1)	–	3	–	1	4
Total	(1 266)	13	53	(1 200)	(591)	(125)	(77)	(793)
As of December 31	20 443	464	5 273	26 180	19 219	397	4 863	24 479
(1)	Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the funded status for the years ended December 31:

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	3 257	(1 987)	(746)	524	2 871	(1 986)	(847)	38
Current service cost	(66)	–	(87)	(153)	(70)	–	(93)	(163)
Interest income/(expense)	103	(68)	(20)	15	78	(64)	(12)	2
Past service cost	(46)	167	19	140	(44)	–	(8)	(52)
Settlements	–	–	(9)	(9)	–	–	(4)	(4)
Total	(9)	99	(97)	(7)	(36)	(64)	(117)	(217)
Remeasurements:
Return on plan assets, excluding amounts included in interest income	1 834	43	414	2 291	(775)	(25)	(187)	(987)
Gain/(loss) from change in demographic assumptions	759	49	5	813	36	23	21	80
(Loss)/gain from change in financial assumptions	(1 677)	(231)	(483)	(2 391)	938	155	205	1 298
Experience gain/(loss)	37	39	(5)	71	56	(10)	33	79
Total	953	(100)	(69)	784	255	143	72	470
Translation differences	51	(44)	19	26	151	(86)	(6)	59
Employer contributions	27	14	57	98	26	6	65	97
Benefits paid	–	–	103	103	–	–	90	90
Section 420 Transfer(1)	(169)	169	–	–	(13)	13	–	–
Other	1	(12)	–	(11)	3	(13)	(3)	(13)
Total	(90)	127	179	216	167	(80)	146	233
As of December 31	4 111	(1 861)	(733)	1 517	3 257	(1 987)	(746)	524

(1)   Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the impact of the asset ceiling limitation for the years ended December 31:

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(573)	–	(54)	(627)	(453)	–	(46)	(499)
Interest expense	(24)	–	–	(24)	(16)	–	(1)	(17)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	(370)	–	–	(370)	(76)	–	(6)	(82)
Translation differences	(8)	–	(1)	(9)	(28)	–	(1)	(29)
As of December 31	(975)	–	(55)	(1 030)	(573)	–	(54)	(627)

Schedule of net balances

	2019				2018
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of December 31	3 136	(1 861)	(788)	487	2 684	(1 987)	(800)	(103)

Schedule of recognized in the income statement

EURm	2019	2018	2017
Current service cost(1)	153	163	180
Past service cost(2)	(140)	52	(3)
Interest expense(3)	9	15	37
Settlements(2)	9	–	–
Other	–	4	–
Total	31	234	214
Of which relates to:
United States pensions	33	52	55
United States Opeb	(99)	64	83
Other pensions	97	118	76

(1)   Included in operating expenses within the consolidated income statement.

(2)   Included in other operating income and expense within the consolidated income statement.

(3)   Included in financial income and expense within the consolidated income statement.

Schedule of recognized in comprehensive income

EURm	2019	2018	2017
Return on plan assets, excluding amounts included in interest income	2 291	(987)	1 589
Gain from change in demographic assumptions	813	80	136
(Loss)/gain from change in financial assumptions	(2 391)	1 298	(1 036)
Experience gain	71	79	267
Change in asset ceiling, excluding amounts included in interest expense	(370)	(82)	(233)
Total	414	388	723
Of which relates to:
United States pensions	583	179	599
United States Opeb	(100)	143	133
Other pensions	(69)	66	(9)

Schedule of actuarial assumptions

	2019	2018	2019
	Discount rate %		Mortality table
United States	2.8	3.9	Pri–2012 w/MP–2019 mortality projection scale
Germany	0.8	1.6	Heubeck 2018G
United Kingdom(1)	1.9	2.7	S2PA Light
Total weighted average for all countries	2.5	3.5
(1)	Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation:

%	2019	2018
Discount rate for determining present values	2.5	3.5
Annual rate of increase in future compensation levels	1.9	1.9
Pension growth rate	0.3	0.4
Inflation rate	1.9	2.1
Weighted average duration of defined benefit obligations	10 yrs	11 yrs

Schedule of sensitivity analysis

The sensitivity of the defined benefit obligation to changes in the principal assumptions:

			Increase in assumption(1)	Decrease in assumption(1)
	Change in assumption		EURm	EURm
Discount rate for determining present values	1.0%		2 282	(2 776)
Annual rate of increase in future compensation levels	1.0%		(134)	111
Pension growth rate	1.0%		(542)	420
Inflation rate	1.0%		(580)	475
Healthcare cost trend rate	1.0%		(30)	28
Life expectancy	1	year	(811)	756
(1)	Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2019				2018
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	963	–	963	4	1 735	23	1 758	7
Fixed income securities	19 294	113	19 407	74	17 195	203	17 398	71
Insurance contracts	–	841	841	3	–	901	901	4
Real estate	–	1 435	1 435	6	–	1 332	1 332	5
Short-term investments	758	75	833	3	515	40	555	2
Private equity and other	131	2 570	2 701	10	114	2 421	2 535	11
Total	21 146	5 034	26 180	100	19 559	4 920	24 479	100

Schedule of expected contributions

					Other	Total for
	US Pension	US Opeb			Countries	Group
				Medicare subsidy
				for formerly
EURm	Supplemental plans	Non-represented	Other benefit plans	union represented(1)
2020	26	8	3	(13)	55	79
2021	26	8	3	(12)
2022	25	7	3	(11)
2023	25	7	53	(11)
2024	24	6	56	(10)
2025-2029	110	23	285	(41)
(1)	Medicare Subsidy is recorded within other movements in the reconciliation of the present value of the defined benefit obligation.

Schedule of expected benefit payments

	Direct benefit payments
	US Pension			US Opeb		Other countries	Total
				Formerly union	Non-union
EURm	Management	Occupational	Supplemental plans	represented	represented
2020	1 222	290	26	132	61	263	1 994
2021	1 066	257	26	125	61	269	1 804
2022	1 019	243	25	110	62	265	1 724
2023	976	230	25	92	62	304	1 689
2024	932	217	24	79	62	275	1 589
2025-2029	4 040	891	110	442	308	1 444	7 235

United States
Pensions and Other Post-Employment Benefits
Schedule of defined benefit plans

	2019				2018
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
Pension benefits
Management (salaried and others)	(13 186)	15 686	–	2 500	(12 860)	14 617	–	1 757
Occupational (formerly union represented)	(2 795)	4 757	(975)	987	(2 766)	4 602	(573)	1 263
Supplemental	(351)	–	–	(351)	(336)	–	–	(336)
Total	(16 332)	20 443	(975)	3 136	(15 962)	19 219	(573)	2 684
Post-employment benefits
Health (non-union represented)	(49)	–	–	(49)	(66)	–	–	(66)
Health (formerly union represented)	(731)	257	–	(474)	(972)	184	–	(788)
Group life (non-union represented)	(1 038)	139	–	(899)	(885)	149	–	(736)
Group life (formerly union represented)	(507)	68	–	(439)	(460)	64	–	(396)
Other	–	–	–	–	(1)	–	–	(1)
Total	(2 325)	464	–	(1 861)	(2 384)	397	–	(1 987)

Schedule of actuarial assumptions

%	2019	2018
Benefit obligation, discount rate
Pension	2.8	3.9
Post-employment healthcare and other	2.6	3.7
Post-employment group life	2.9	4.0
Annual rate of increase in future compensation levels	2.06	2.05
Assumed healthcare cost trend rates
Healthcare costs trend rate assumed for next year	6.1	6.3
Healthcare cost trend rate assumed for next year (excluding post-employment dental benefits)	6.2	6.4
Terminal growth rate	4.4	4.9
Year that the rate reaches the terminal growth value	2028	2028

Schedule of Investment strategies

	Pension target	Percentage of	Opeb	Percentage of post-
%	allocation range	plan assets	target allocation	employment plan assets
Equity securities	0 - 6	1	42	42
Fixed income securities	77 - 87	83	14	14
Real estate	4 - 8	5	–	–
Short-term investments	–	–	44	44
Private equity and other	6 - 13	11	–	–
Total	100	100	100	100